RETIREMENT BENEFIT PLANS - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of net defined benefit liability (asset) [abstract]
(Loss) on plan assets (excluding amounts included in net interest expense)	£ (202)	£ (258)
Actuarial gains arising from changes in demographic assumptions	0	52
Actuarial (losses) arising from experience adjustments	(63)	(69)
Actuarial gains arising from changes in financial assumptions	223	277
Pension remeasurement	£ (42)	£ 2